Commitments and Contingencies - Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Commitments And Contingencies Disclosure [Line Items]
Additional investment commitment - other investments	$ 184,800,000
Time period over which commitment exists - limited partnerships	5 years 4 months 24 days
Additional investment commitment - investments in affiliates	108,200,000
Time period over which commitment exists, investments in affiliates	7 years 10 months 24 days
Maximum percentage tax on branch profits, contingent	30.00%
Total rent expense under operating leases	38,700,000		35,600,000		32,900,000
Capital lease asset recognized	94,400,000		98,500,000
Deferred gain on sale/leaseback transaction	28,700,000		29,900,000
Future minimum lease payments	215,470,000
Shareholders' equity | Credit concentration risk
Commitments And Contingencies Disclosure [Line Items]
Maximum percentage of aggregate direct investment in any single corporate issuer	5.00%
Letter of credit facility
Commitments And Contingencies Disclosure [Line Items]
Letters of credit, amount outstanding	$ 1,895,425,000	[1]	$ 1,757,250,000	[1]
Percentage of letters of credit collateralized by investment portfolios	67.60%		93.30%

[1]	“In Use” and “Outstanding” data represent December 31, 2013 and 2012 accreted values.